PROPERTY, PLANT AND EQUIPMENT - Depreciation rates (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Switching and transmission equipment and media | Minimum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate (as a percent)		2.50%
Switching and transmission equipment and media | Maximum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate (as a percent)		25.00%
Terminal equipment / modems | Minimum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate (as a percent)	25.00%	6.67%
Terminal equipment / modems | Maximum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate (as a percent)	50.00%	66.67%
Infrastructure | Minimum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate (as a percent)		2.50%
Infrastructure | Maximum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate (as a percent)		66.67%
Other P&E assets | Minimum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate (as a percent)		10.00%
Other P&E assets | Maximum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate (as a percent)		25.00%
Depreciation rate accounting estimates
PROPERTY, PLANT AND EQUIPMENT
Increased depreciation expense	R$ 283,552